REVENUES	9 Months Ended
Sep. 30, 2025
Disaggregation of Revenue [Line Items]
REVENUES	REVENUES
The following tables provide additional details related to the Company’s Revenues by segment for the three months ended September 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2025
Digital assets sales	$28,199,024	$—	$—	$28,199,024
Fees	106,216	—	(1,937)	104,279
Blockchain rewards	56,918	—	(4,719)	52,199
Proprietary mining	—	—	1,171	1,171
Revenues from contracts with customers	$28,362,158	$—	$(5,485)	$28,356,673

Blockchain rewards from non-customers (1)	2,350	—	262	2,612
Lending	33,236	2,662	6,688	42,586
Total revenues	$28,397,744	$2,662	$1,465	$28,401,871

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2024
Digital assets sales	$8,464,827	$—	$—	$8,464,827
Fees	14,527	—	6,195	20,722
Blockchain rewards	53,590	—	(5,491)	48,099
Proprietary mining	—	—	11,435	11,435
Revenues from contracts with customers	$8,532,944	$—	$12,139	$8,545,083

Blockchain rewards from non-customers (1)	960	—	984	1,944
Lending	21,905	—	1,725	23,630
Total revenues	$8,555,809	$—	$14,848	$8,570,657
__________________
(1)Includes blockchain rewards earned from decentralized finance protocols and third-party staking infrastructure.
The following tables provide additional details related to the Company’s Revenues by segment for the nine months ended September 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2025
Digital assets sales	$49,613,572	$—	$—	$49,613,572
Fees	139,883	—	(7,095)	132,788
Blockchain rewards	180,168	—	(15,695)	164,473
Proprietary mining	—	—	13,351	13,351
Revenues from contracts with customers	$49,933,623	$—	$(9,439)	$49,924,184

Blockchain rewards from non-customers (1)	4,610	—	8,609	13,219
Lending	86,785	2,662	12,782	102,229
Total revenues	$50,025,018	$2,662	$11,952	$50,039,632

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2024
Digital assets sales	$26,507,682	$—	$—	$26,507,682
Fees	52,988	—	22,390	75,378
Blockchain rewards	98,983	—	(2,930)	96,053
Proprietary mining	—	—	47,875	47,875
Revenues from contracts with customers	$26,659,653	$—	$67,335	$26,726,988

Blockchain rewards from non-customers (1)	4,544	—	984	5,528
Lending	53,154	—	3,250	56,404
Total revenues	$26,717,351	$—	$71,569	$26,788,920
__________________
(1)Includes blockchain rewards earned from decentralized finance protocols and third-party staking infrastructure.
Contract Liabilities
Contract liabilities consist of deferred revenue and include payments received in advance of performance obligations being met under the terms of the contract. Such amounts are recognized as revenue over the contractual period as the Company satisfies its performance obligations. As of September 30, 2025 and December 31, 2024, the Company had contract liabilities of $57.1 million and $0.0 million, respectively.

Galaxy Digital Holdings, LP
Disaggregation of Revenue [Line Items]
REVENUES	REVENUES
The following table provides additional details related to the Company’s Revenues for the years ended December 31, 2024, 2023, and 2022:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2024
Digital assets sales	$42,155,920	$—	$—	$42,155,920
Fees	74,962	—	28,232	103,194
Blockchain rewards	179,924	—	890	180,814
Proprietary mining	—	—	63,305	63,305
Revenues from contracts with customers	42,410,806	—	92,427	42,503,233

Blockchain rewards from non-customers	5,852	—	2,099	7,951
Lending	80,405	—	5,084	85,489
Total revenues	$42,497,063	$—	$99,610	$42,596,673

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2023
Digital assets sales	$51,488,120	$—	$—	$51,488,120
Fees	29,240	—	21,571	50,811
Blockchain rewards	3,230	—	2,455	5,685
Proprietary mining	—	—	33,121	33,121
Revenues from contracts with customers	51,520,590	—	57,147	51,577,737

Blockchain rewards from non-customers	982	—	—	982
Lending	43,919	—	4,141	48,060
Total revenues	$51,565,491	$—	$61,288	$51,626,779

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2022
Digital assets sales	$119,724,879	$—	$—	$119,724,879
Fees	31,104	—	3,167	34,271
Blockchain rewards	—	—	7,510	7,510
Proprietary mining	—	—	29,911	29,911
Revenues from contracts with customers	119,755,983	—	40,588	119,796,571

Blockchain rewards from non-customers	—	—	—	—
Lending	29,276	—	—	29,276
Total revenues	$119,785,259	$—	$40,588	$119,825,847